Fair Value of Financial Instruments - Schedule of Company’s Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jul. 31, 2026	Jul. 31, 2025
ASSETS
Cash	$ 282,146	$ 46,469
Level 1 [Member]
ASSETS
Cash	282,146	46,469
Level 2 [Member]
ASSETS
Cash
Level 3 [Member]
ASSETS
Cash